                          -- FORM 13F COVER PAGE --
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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2004
                                              -------------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:
 Name:    SELZ CAPITAL, LLC
          ---------------------------------------------
 Address: 600 FIFTH AVENUE (25TH FLOOR)
          ---------------------------------------------
          NEW YORK NY 10020
          ---------------------------------------------
          ---------------------------------------------
 Form 13F File Number:  28- 028 - 10873
                        ---------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all
 information contained herein is true, correct and complete, and that it is understood that all required items, statements,
 schedules, lists, and tables, are considered integral parts of this form.
 Person Signing this Report on Behalf of Reporting Manager:
 Name:    BERNARD SELZ
          ---------------------------------------------
 Title:   MANAGING MEMBER
          ---------------------------------------------
 Phone:   (212) 218- 8271
          ---------------------------------------------
 Signature, Place, and Date of Signing: NEW YORK, NY
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]
 Report Type (Check only one.):
 [X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
 [ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this
     report and a portion are reported by other reporting
     manager(s).)
 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers:             0
                                         ----------------
 Form 13F Information Table Entry Total:       59
                                         ----------------
 Form 13F Information Table Value Total: $260,725
                                         ----------------
                                            (thousands)
 List of Other Included Managers:
 Provide a numbered list of the name(s) and Form 13F file
 number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
     No.       Form 13F File Number          Name
               28-                              NONE
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

          Column 1                 Column 2       Column 3  Column 4        Column 5         Column 6           Column 8
----------------------------------------------------------------------------------------------------------------------------------
                                                              Value                         Investment       Voting Authority
       Name of Issuer           Title of Class     Cusip    (x$1000)  Shares or Prn Amount  Discretion    Sole     Shared    None
----------------------------------------------------------------------------------------------------------------------------------
APEX SILVER MINES LTD         ORD                G04074103       859        50,000  SH      SOLE           50,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD          COM                G3223R108     6,301        70,350  SH      SOLE           61,000      --    9,350
----------------------------------------------------------------------------------------------------------------------------------
GOLAR LNG LTD BERMUDA         SHS                G9456A100     1,936       130,000  SH      SOLE          130,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE RES PARTNER LP       UT LTD PART        01877R108     2,960        40,000  SH      SOLE           40,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC       COM                026874107     3,612        55,000  SH      SOLE           55,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN CORP        COM                03073E105     1,174        20,000  SH      SOLE           20,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
ANNALY MTG MGMT INC           COM                035710409     2,943       150,000  SH      SOLE          112,100      --   37,900
----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION   COM                060505104       855        18,200  SH      SOLE            2,000      --   16,200
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL AUTOMOTIVE REIT       COM SH BEN INT     139733109    15,347       432,000  SH      SOLE          260,000      --  172,000
----------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP                   COM                152312104     3,575        60,000  SH      SOLE           60,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
CLEAN HARBORS INC             COM                184496107       498        33,000  SH      SOLE           33,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
COLGATE PALMOLIVE CO          COM                194162103     3,581        70,000  SH      SOLE           70,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
CRAY INC                      COM                225223106     3,775       810,000  SH      SOLE          800,000      --   10,000
----------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP        COM                228227104     1,391        83,600  SH      SOLE           83,600      --       --
----------------------------------------------------------------------------------------------------------------------------------
CROWN HOLDINGS INC            COM                228368106    13,053       950,000  SH      SOLE          850,000      --  100,000
----------------------------------------------------------------------------------------------------------------------------------
EPIQ SYS INC                  COM                26882D109     3,440       235,000  SH      SOLE          230,000      --    5,000
----------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP                  DBCV 2/2           28336LAC3     1,053     2,000,000  PRN     SOLE        2,000,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS INC           COM                302182100     3,822        50,000  SH      SOLE           50,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
FISHER SCIENTIFIC INTL INC    COM NEW            338032204     6,372       102,150  SH      SOLE           91,600      --   10,550
----------------------------------------------------------------------------------------------------------------------------------
FISHER SCIENTIFIC INTL INC    CALL               3380329A5       480        40,000  SH      SOLE           40,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
FLAMEL TECHNOLOGIES SA        SPONSORED ADR      338488109     8,751       449,000  SH      SOLE          342,000      --  107,000
----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GO  CL B               35671D857    13,025       340,700  SH      SOLE          282,500      --   58,200
----------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL NEW        COM                38388F108     2,994       220,000  SH      SOLE          220,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
HEALTH NET INC                COM                42222G108     1,010        35,000  SH      SOLE           35,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
HIGHLAND HOSPITALITY CORP     COM                430141101     1,798       160,000  SH      SOLE          100,000      --   60,000
----------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC                COM                45031U101     6,395       141,300  SH      SOLE           81,500      --   59,800
----------------------------------------------------------------------------------------------------------------------------------
INTEROIL CORP                 COM                460951106       760        20,000  SH      SOLE           20,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
ISHARES INC                   MSCI JAPAN         464286848     7,644       700,000  SH      SOLE          700,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP               COM                492386107     6,935       120,000  SH      SOLE          120,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
KEY ENERGY SVCS INC           COM                492914106     9,166       776,800  SH      SOLE          584,500      --  192,300
----------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN MANAGEMENT LLC  SHS                49455U100     5,122       125,858  SH      SOLE          125,858      --       --
----------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                   CL B               526057302     2,611        50,000  SH      SOLE           50,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                 COM                58155Q103     1,573        50,000  SH      SOLE           50,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
MESA AIR GROUP INC            COM                590479101     8,019     1,010,000  SH      SOLE          960,000      --   50,000
----------------------------------------------------------------------------------------------------------------------------------
MOSAIC CO                     COM                61945A107     1,632       100,000  SH      SOLE          100,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
NBTY INC                      COM                628782104     2,881       120,000  SH      SOLE          120,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP           COM                651639106       444        10,000  SH      SOLE           10,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
NORTHERN ORION RES INC        COM                665575106       145        50,000  SH      SOLE           50,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
OWENS ILL INC                 COM NEW            690768403     3,398       150,000  SH      SOLE          150,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
PETROKAZAKHSTAN INC           COM                71649P102     5,559       150,000  SH      SOLE          115,000      --   35,000
----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                    COM                717081103     3,227       120,000  SH      SOLE           50,000      --   70,000
----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                    CALL               7170819C9     1,315       250,000  SH      SOLE          250,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
PRECISION DRILLING CORP       COM                74022D100     3,143        50,000  SH      SOLE           50,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC               COM                745867101     1,914        30,000  SH      SOLE           30,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
RANDGOLD RES LTD              ADR                752344309     2,440       214,000  SH      SOLE          214,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
REGISTER COM INC              COM                75914G101     2,413       380,000  SH      SOLE          380,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
SAXON CAP INC NEW             COM                80556T106     5,998       250,000  SH      SOLE          200,000      --   50,000
----------------------------------------------------------------------------------------------------------------------------------
SEA CONTAINERS LTD            CL A               811371707     2,363       120,000  SH      SOLE          120,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
SPORTS AUTH INC NEW           COM                84917U109       258        10,000  SH      SOLE           10,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
STREETTRACKS GOLD TR          GOLD SHS           863307104     1,752        40,000  SH      SOLE           40,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
SUPERIOR ENERGY SVCS INC      COM                868157108     1,541       100,000  SH      SOLE          100,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
TALISMAN ENERGY INC           COM                87425E103     8,077       300,000  SH      SOLE          300,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
TESCO CORP                    COM                88157K101    22,199     2,051,700  SH      SOLE        1,816,700      --  235,000
----------------------------------------------------------------------------------------------------------------------------------
3-D SYS CORP DEL              COM NEW            88554D205    11,649       581,000  SH      SOLE          462,900      --  118,100
----------------------------------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM               CL A               913247508     4,347       450,000  SH      SOLE          450,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
VENTAS INC                    COM                92276F100     7,845       286,200  SH      SOLE          144,000      --  142,200
----------------------------------------------------------------------------------------------------------------------------------
VIACOM INC                    CL B               925524308     1,092        30,000  SH      SOLE           30,000      --       --
----------------------------------------------------------------------------------------------------------------------------------
WHEATON RIV MINERALS LTD      COM                962902102    11,685     3,600,000  SH      SOLE        3,250,000      --  350,000
----------------------------------------------------------------------------------------------------------------------------------
WHEATON RIV MINERALS LTD      *W EXP 05/30/2007  962902177       578       312,500  SH      SOLE          250,000      --   62,500
----------------------------------------------------------------------------------------------------------------------------------
                                                             260,725
----------------------------------------------------------------------------------------------------------------------------------